INCOME TAXES (Income Tax Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current income tax expenses	$ 4,147	25,828	38,970	67,549
Deferred income tax benefits	(2,189)	(13,629)	(5,679)	(4,456)
Income tax expenses	$ 1,958	12,199	33,291	63,093